Other Current Liability - Summary of Onerous Contracts Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Onerous Contracts Provision [Abstract]
At January 1	$ 5,105	$ 238
Recognized	6,241	4,658
Reversed	(1,401)
Exchange differences	(305)	209
At December 31	$ 9,640	$ 5,105